SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2023
Stockholders' Equity Note [Abstract]
Summary of Composition of Share Capital

	December 31,
	2023		2022
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of Shares		Number of Shares

Ordinary Shares of no-par value (1)	500,000,000	165,387,098	500,000,000	136,185,264

(1)
Ordinary Shares confer upon the holders the right to vote in annual and special meetings of the Company, and to participate in the distribution of the surplus assets of the Company upon liquidation of the Company.